Cash and Cash Equivalents and Other Investments - Schedule of Cash and Cash Equivalents (Details) - MXN ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash		$ 1,303,965	$ 1,374,909
Cash equivalents	[1]	27,246,898	27,783,318
Total		$ 28,550,863	$ 29,158,227	$ 23,584,335	$ 21,546,386

[1]	Cash equivalents are investments with initial original maturities of less than 90 and 120 days and consist primarily of Treasury Bills issued by the United States Treasury Department.